Offerings	Aug. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.150% Senior Notes due 2028
Amount Registered | shares	850,000,000
Maximum Aggregate Offering Price	$ 849,311,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 130,030.00
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (File No.333-289241) filed with the Securities and Exchange Commission on August 5, 2025 (the "Registration Statement"). This "Calculation of Filing Fee" table shall be deemed to update the table filed as Exhibit 107 in accordance with Item 16 of the Registration Statement. The prospectus is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2035
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 998,210,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,826.00
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (File No.333-289241) filed with the Securities and Exchange Commission on August 5, 2025 (the "Registration Statement"). This "Calculation of Filing Fee" table shall be deemed to update the table filed as Exhibit 107 in accordance with Item 16 of the Registration Statement. The prospectus is a final prospectus for the related offering.